Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-Use Asset and Lease Liability [Abstract]
Schedule of Right-of-Use Asset

Right-of-use asset

Right-of-use asset
Cost:
Balance, December 31, 2024	$-
Additions	3,208,882
Foreign exchange	(2,301)
Balance, December 31, 2025	$3,206,581

Depreciation:
Balance, December 31, 2024	$-
Depreciation charge for the year	207,328
Balance, December 31, 2025	$207,328

Net book value:
As at December 31, 2025	$2,999,253

Schedule of Lease Liability

Lease liability

Lease liability as at December 31, 2024	$-
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	$3,102,188

	December 31, 2025	December 31, 2024
Current lease liability	$553,973	$-
Non-current lease liability	2,548,215	-
	$3,102,188	$-

Schedule of Future Undiscounted Minimum Lease Payments

Future undiscounted minimum lease payments for the lease agreements are as follows:

	December 31, 2025	December 31, 2024
Within one year	$800,652	$-
After one year but not more than five years	2,984,620	-
More than five years	-	-
	$3,785,272	$-